As filed with the Securities and Exchange Commission
                              on September 10, 2003


                        Securities Act File No. 333-103283

                    Investment Company Act File No. 811-21308


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]



                        Pre-Effective Amendment No.                      [2]



                       Post-Effective Amendment No.                      [ ]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]



                              Amendment No.                              [2]



                        (Check appropriate box or boxes)


                           THE CHINA-U.S. GROWTH FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


           111 Fifth Avenue
          New York, New York                              10003
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800


                              MR. FREDERICK A. BLUM
                           FRED ALGER MANAGEMENT, INC.
                                111 FIFTH AVENUE
                               NEW YORK, NY 10003
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

                 Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement


The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

                                                                 THE CHINA-U.S.
                                                                    GROWTH FUND


                                                                     PROSPECTUS
                                                                         , 2003


[ALGER LOGO]

TABLE OF CONTENTS

3 ..........  Risk/Return Summary: Investments, Risks & Performance

      3 ....  Investment Goal and Principal Strategy

      4 ....  Principal Risks

6             Fees and Expenses

7 ..........  Additional Information About the
              Fund's Investments

8 ..........  Management and Organization


9 ..........  Shareholder Information
              Net Asset Value
              Dividends and Distributions
              Sales Charges ...............................................  11
              Purchasing and Redeeming Fund Shares ........................  11
              Investment Instructions .....................................  13
              Redemption Instructions .....................................  15


Back Cover:   How to obtain more information

RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE

INVESTMENT GOAL AND PRINCIPAL STRATEGY

THE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.


The Fund aims to provide investors with the opportunity to benefit from China's economic growth, primarily though not exclusively through investments in Chinese companies and investments in U.S. companies that are benefiting from China's economic expansion.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in the equity securities of issuers that are economically tied to China (including Hong Kong) or the United States. The Fund may invest the remainder of its net assets in investments that are not economically tied to either country.

For purposes of this investment strategy, an issuer is economically tied to a country if:

[ ] The issuer is organized under the laws of, or its principal office is in, the country; or

[ ]  The issuer's primary securities trading market is in the country; or

[ ] The country or a governmental division or municipality thereof guarantees the securities of the issuer; or

[ ]  The issuer is included in an index representative of the country; or

[ ]  Fifty percent or more of the issuer's assets are located in the country; or

[ ] Fifty percent or more of the issuer's revenues or earnings are derived from the country.

While the Fund will concentrate its investments in the securities of companies economically tied to either China or the U.S., such companies may also have extensive operations in or other significant economic ties with, or be organized under the laws of, other countries in the world, such as Canada, the countries of Europe, or other Asian countries. The Fund's Investment Manager, Fred Alger Management, Inc., intends to direct its attention primarily to identifying and investing in the equity securities of companies of all capitalizations which the Manager believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese (including Hong
Kong) securities markets.


The Fund invests primarily in "growth stocks." The Manager believes that these companies tend to fall into one of two categories:

[ ]  High Unit Volume Growth

     Vital and creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, either offering new or improved products, or simply fulfilling an increased demand for an existing line.

[ ]  Positive Life Cycle Change

     Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies, restructuring or reorganization, or merger and acquisition.

The Fund can leverage (borrow) money to buy additional securities. By borrowing money, the Fund may increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

[GRAPHIC OMITTED]

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and you may lose money by investing in the Fund. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments than other stocks, making their prices more volatile. Based on the Fund's investment objective, an investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack of management depth.

The cost of borrowing money may increase Fund expenses as well as decrease the value of the Fund shares if the cost of borrowing money exceeds the returns for the securities purchased or the securities purchased decrease in value. Thus, the Fund's net asset value could decrease more quickly due to borrowing than if the Fund had not borrowed.


The Fund's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create some expense, including brokerage commissions or other transaction costs on the sale of stocks and reinvestment in other stocks, and thereby adversely affect Fund performance. Also, a high level of short-term trading may increase the Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.


In addition, the Fund will be subject to the following risks:

POLITICAL, SOCIAL, AND ECONOMIC RISK. Foreign securities involve risks related to the political, social, and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.


INVESTING IN CHINA. Securities markets in China, including Hong Kong, are smaller, less liquid, and tend to be more volatile than the U.S. securities markets. The Chinese market tends to be based on a few industries and investments that are diversified across a small number of countries. The value of Fund shares may be affected by such political, economic, and fiscal factors as, currency rate fluctuations, high unemployment, high inflation, decreased exports, over-extension of credit, economic recessions, foreign trade, and regulatory developments in China.


INVESTING IN GEOGRAPHIC SPECIFIC FUNDS. Investments in geographic specific funds may be subject to risks related to non-diversification because the investments are not diversified across many countries and may be concentrated in a limited number of securities or market sectors.

CURRENCY RISK. Investments in foreign securities may be subject to the risk that foreign currencies will decline in value relative to the U.S. dollar. Most foreign securities are denominated in the currency of the securities exchange where they are traded. The value of a foreign security will be affected by the value of the local currency relative to the U.S. dollar.

REGULATORY AND LEGAL SYSTEM. There may be less stringent government supervision and oversight of foreign markets than in the U.S. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Performance information is not available as the Fund has not had a full calendar year of operations.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the portfolios.


SHAREHOLDER FEES
(fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                                       None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of purchase price or
 redemption proceeds, whichever is lower)                                 5.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                           1.50%
Distribution (12b-1) Fees                                                  .75%
Shareholder Servicing Fees                                                 .25%
Other Expenses*                                                           1.43%
                                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES**                                    3.93%
                                                                          =====
* "Other Expenses" are based on estimated amounts for the current fiscal year.
** Total expenses do not reflect the Manager's waiver of management fees and/or reimbursement of Fund expenses. The Manager may voluntarily waive some or all of the management fees and/or reimburse some Fund expenses. With waivers and/or reimbursement, the total expenses of the Fund are estimated to be 3% of the Fund's average net assets (excluding interest, taxes, brokerage service fees, and extraordinary expenses). These waivers and/or reimbursements will be in effect until February 28, 2005.


Examples

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be: You would pay the following expenses if you redeemed your shares:

                           1 Year        3 Years

                            $895         $1,498


You would pay the following expenses if you did not redeem your shares:

                           1 Year        3 Years

                            $395          $1,198


The Fund pays the Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide service and maintenance of shareholder accounts.

ADDITIONAL INFORMATION ABOUT
THE FUND'S INVESTMENTS


The  Fund  will  invest   primarily  in  the  equity   securities  of  companies
economically tied to the United States or China; the economies of these countries are among the dominant ones in the world, and the Manager believes that their interrelationships will continually increase. The economy of the United States is comparatively mature, while the Manager believes that China's is still in the early stages of an accelerating expansion. Accordingly, while numerically more growth opportunities may be found among the stocks of companies tied to the U.S. than among those tied to China, the Manager believes that, at the present time, many exciting opportunities for rapid, sustained growth can be found among companies that are economically tied to China and U.S. companies whose ties or strategic commitments to the Chinese economy, while currently not qualifying them as also "economically tied" to China under the criteria listed earlier under "Investment Goal and Principal Strategy," can be expected to grow in time and produce increasingly substantial benefits to investors - U.S. companies, for example, that are expected to experience significant earnings or revenue growth from, or have made strategic commitments to, selling goods or services to or in China, establishing subsidiaries or facilities in China, relocating production facilities to China, or obtaining goods, materials or services from China. Thus, the Fund intends that for the foreseeable future, its predominant investment focus will normally be on Chinese and U.S. companies that the Manager expects to benefit from China's economic development and growth, and that the stocks of U.S. companies with little or no connection to China will comprise a smaller portion, if any, of its portfolio. There can, of course, be no assurance that this investment orientation will succeed, or that in the long run a different weighting of the Fund's U.S. investments may not recommend itself. In any event, the proportion of U.S. companies in the portfolio that are not China-related may increase from time to time during temporarily challenging periods for the Chinese economy.


The Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. The Fund may not achieve its investment objective while in a temporary defensive position.


Other securities the Fund may invest in are discussed in the Fund's Statement of Additional Information (please see back cover).



[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/02) $5.00 billion in mutual fund assets as well as $3.43 billion in other assets. The Manager makes investment decisions for the Fund and continuously reviews and administers its investment program. These management responsibilities are subject to the supervision of the Fund's Board of Trustees. The Manager has engaged JF International Management Inc. ("Sub-Adviser"), 21st Floor, Chater House, 8 Connaught Road Central, Hong Kong, to serve as the Fund's sub-investment adviser under a sub-advisory agreement between the Manager and the Sub-Adviser. The Sub-Adviser, founded in 1992 (named Jardine Fleming International Management Inc. prior to 2001) and incorporated in the British Virgin Islands, is a registered investment adviser with the U.S. Securities and Exchange Commission and an investment management arm of JPMorgan Fleming Asset Management. JPMorgan Fleming Asset Management has over $515 billion under management (at 12/31/02). The Sub-Adviser provides investment advisory and research assistance, under the oversight and supervision of the Manager and the Fund's Board of Trustees. The Fund's investments are managed by portfolio managers of the Manager and the Sub-Adviser. Dan C. Chung, CFA, has served as President of the Manager since September 2003. Mr. Chung served as Chief Investment Officer of the Manager from September 2001 to September 2003 and as an Executive Vice President and Portfolio Manager from 2000 to 2003. Mr. Chung was a Senior Vice President and Senior Analyst until 2000 and a Vice President and Analyst from 1996 to 1999. He joined the Manager in 1994. Zachary Karabell, Ph. D has served as Vice President and Senior Economic Analyst and Portfolio Strategist of the Manager since January 2002. Prior to joining the firm, Mr. Karabell was a consultant, Research Fellow at the Miller Center, University of Virginia, and a Visiting Professor at Dartmouth College. Man Wing Chung has served as regional investment manager and Head of the Greater China team of the Sub-Adviser since 2000. Immediately before joining the firm Mr. Chung spent six years with HSBC Asset Management Hong Kong where he progressed from fund manager to Chief Investment Officer. Prior to HSBC, he spent a year at East Asia Hamon Asset Management, where he was a fund manager. He joined Thornton Management
(Asia) Limited as a research officer in 1990 and stayed with them for two years. In 1989 Mr. Chung joined Billion Publishing for a year, immediately after spending two years as an assistant economist with the Federal Reserve Bank of New York in the U.S.A. Fund has had the same Manager since inception, and the Fund pays the Manager a fee at the annual rate of 1.5% of average daily net assets.



[GRAPHIC OMITTED]


SHAREHOLDER INFORMATION

DISTRIBUTOR
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value" or NAV, next determined after a purchase request is received in good order, plus any applicable sales charge. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) each day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. Since the Fund invests in foreign securities primarily listed on foreign exchanges that may trade on days the NYSE is closed, the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The Fund generally values the assets on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the NYSE or the market on which the security is principally traded, the Fund's assets may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Fund's Board of Trustees. As a result, a security's valuation may differ depending on the method used for determining value. Any short-term money market instruments held are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

The Fund earns income from its investments and passes (pays) this income to shareholders in the form of dividends and distributions. The Fund declares and pays dividends and distributions to shareholders annually. The Fund expects that these annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates. The rate will depend upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund). Annual payments will also include net investment income, which is taxable as ordinary income.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be automatically reinvested at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you elect to receive cash payments and a payment is returned to the Fund as undeliverable, upon receipt, that payment will be reinvested in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to receive distributions in cash or reinvest them in the Fund, they may be subject to federal, state and local taxes. Because each shareholder's tax situation is unique, please consult with a tax advisor as to the particular tax consequences of investing in the Fund.


                                        NAV (NET  ASSET  VALUE) IS  COMPUTED  BY
                                        ADDING  TOGETHER THE VALUE OF THE FUND'S
                                         INVESTMENTS PLUS CASH AND OTHER ASSETS,
                                        SUBTRACTING  ITS  LIABILITIES  AND  THEN
                                        DIVIDING THE RESULT BY THE NUMBER OF ITS
                                                             OUTSTANDING SHARES.

SALES CHARGES

When you redeem shares, you may pay the following CDSC:

YEARS SHARES WERE HELD              CONTINGENT DEFERRED SALES CHARGE  (CDSC)
--------------------------------------------------------------------------------
Less than one                                       5%
One but less than two                               4%
Two but less than three                             3%
Three but less than four                            2%
Four but less than five                             2%
Five but less than six                              1%
Six or more                                         0%

Under certain circumstances, the above requirements may be waived. These circumstances are discussed in the Statement of Additional Information.

A defined contribution plan that redeems all of its shares within 12 months of its initial purchase will incur a 1.00% CDSC if the dealer of record was paid a concession.

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, that allows it to pay distribution fees out of its assets on an ongoing basis for the sale and distribution of its shares. These fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In calculating a CDSC, the Fund assumes that the redemption is of shares (if any) that are not subject to any CDSC and the remaining shares redeemed are those that are subject to the lowest charge. The CDSC is based on the lesser of the NAV at the time of purchase or the NAV at the time of redemption.

PURCHASING AND REDEEMING FUND SHARES

You can purchase or redeem shares on any day the New York Stock Exchange is open. Purchases will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, the Fund will issue your redemption check within 7 days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase or Automatic Investment Plan, we will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. The Transfer Agent or Fund may reject any purchase order.


Excessive movement of assets into and out of the Fund by market timers or other investors may disrupt the management of the Fund and increase its expenses. Accordingly, the Fund may reject purchase orders, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares or the shares of other funds sponsored by the Manager.

Different ways to purchase and redeem shares are listed below. For telephone transactions, the Fund and Transfer Agent have reasonable procedures in place to determine that instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

MINIMUM INVESTMENTS


                                    Initial               Subsequent
                                   Investment             Investment
--------------------------------------------------------------------------------
  Regular account                    $1,000                   $25
  Traditional IRA                     $250                    $25
  Roth IRA                            $250                    $25
  Coverdell ESA                       $250                    $25
  SIMPLE IRA                          $250                    $25
  Keogh                               $250                    $25
  401(k)                              $250                    $25
  403(b)                              $250                    $25
  Automatic Investment                 $25                    $25

INVESTMENT INSTRUCTIONS
TO OPEN AN ACCOUNT:
BY MAIL:
--------------------------------------------------------------------------------

The China-U.S. Growth Fund does not accept cash or cash alternatives for fund purchases. (Make checks payable to "The China-U.S. Growth Fund.") Mail your completed application and check to:
      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NJ 07302


BY FED WIRE:
--------------------------------------------------------------------------------

Instruct your bank to wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services at (800) 254-3796 for details.


Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

CONTACT:
--------------------------------------------------------------------------------
CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------
Complete the Automatic Investment Plan option on your New Account Application. Minimum automatic investment amount is $25.

VIA OUR WEBSITE:
--------------------------------------------------------------------------------

 Visit The China-U.S.  Growth Fund website to download a New Account Application
 - www.chinausgrowth.com


Mail the completed application with your investment to Alger Shareholder Services, Inc.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:

BY MAIL:
--------------------------------------------------------------------------------

Complete and return the Invest by Mail slip attached to your "The China-U.S. Growth Fund" Statement and return slip with your investment to:
      Alger Shareholder Services, Inc.
      30 Montgomery Street
      Jersey City, NY 07302

BY TELEPHONE OR FED WIRE:
--------------------------------------------------------------------------------
TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by completing the appropriate section of the New Account Application or Additional Services Form. The funds will be transferred from your designated bank account to your Fund account normally within one business day.

WIRE - Instruct your bank to wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services for details.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

CONTACT:
--------------------------------------------------------------------------------
CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------

THE CHINA-U.S. GROWTH FUND AUTOMATIC INVESTMENT PLAN allows you to make automatic purchases on the 15th and/or the last business day of each month. Complete the appropriate information on the New Account Application or contact The China-U.S.-Growth Fund to receive an Additional Services Form. Minimum automatic investment is $25.


GOVERNMENT DIRECT DEPOSIT* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and PAYROLL SAVINGS PLAN* allows you to arrange direct deposit of a portion of your payroll directly to your Fund account. Call for a Payroll Savings Plan Form.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

VIA OUR WEBSITE:
--------------------------------------------------------------------------------

Visit the Fund's website to download all forms to add services to your account - www.chinausgrowth.com


Mail your completed forms to Alger Shareholder Services, Inc.

EXCHANGES

You can exchange Fund shares for shares of Alger Money Market Portfolio of The Alger Fund, another portfolio advised by the Manager. The period of time during which an investor holds shares of Alger Money Market Portfolio that have been acquired in exchange for shares of the Fund will not be counted towards the holding period for purposes of calculating a CDSC if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. If you would like a prospectus describing the Alger Money Market Portfolio, please call the Fund toll-free at (800) 254-3796 or consult the Statement of Additional Information (see back cover).

The Fund may redeem shares "in kind." This means that when you redeem shares, the Fund can pay you the proceeds in securities from the Fund's portfolio instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. Foreign securities exchanges are generally less liquid than U.S. exchanges. As a result, it may be more difficult to sell foreign securities that you may receive.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem shares you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.


REDEMPTION INSTRUCTIONS:

BY MAIL:
--------------------------------------------------------------------------------
SEND a letter of instruction to Alger Shareholder  Services, Inc. which includes

    - account number
    - number of shares or dollar amount of redemption
    - address to send  redemption  proceeds
    -  signature(s)  of  registered  owner(s)
    - a signature guarantee is required if
         -- redemption is for more than $25,000;
         -- the proceeds will be sent to a different address than the one on file;
         -- the redemption check will be made payable to someone other than the registered owners on file; or -- you have changed your address on file within the past 60 days.

BY TELEPHONE*:
--------------------------------------------------------------------------------

CALL (800) 254-3796 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire for amounts over $5,000. Note, you cannot request a check if you have changed your address on file within the past 60 days.


A special telephone redemption service, TELEREDEMPTION, is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within 2 business days. Shares issued in certificate form are not eligible for this service.

                                             *NOT AVAILABLE FOR RETIREMENT PLANS

CONTACT:
--------------------------------------------------------------------------------
CALL or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY:
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

VIA OUR WEBSITE:
--------------------------------------------------------------------------------

Visit the Fund's website to download all forms to add redemption privileges to your existing account - www.chinausgrowth.com


Mail your completed forms to Alger Shareholder Services, Inc.

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16

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                                                                              17

FOR FUND INFORMATION:


By telephone:   (800) 254-3796

By mail:        The China-U.S. Growth Fund
                111 Fifth Avenue
                New York, NY 10003

By Internet:    Text versions of Fund documents can be
                downloaded from the following sources:
               ++ The Fund: www.chinausgrowth.com
               ++ SEC (EDGAR data base): www.sec.gov


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.

DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED


The China-U.S. Growth Fund
SEC File #811-21308


AS102

                                                                  THE CHINA-U.S.
                                                                     GROWTH FUND


                                                                      PROSPECTUS
                                                                        __, 2003

      As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

      An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                  THE CHINA-U.S.
                                                                     GROWTH FUND

                                                                    STATEMENT OF
                                                                      ADDITIONAL
                                                                     INFORMATION

                                                                       ___, 2003

                                                                    [ALGER LOGO]

INVESTMENT MANAGER:

Fred Alger Management, Inc.
111 Fifth Avenue
New York, New York 10003

DISTRIBUTOR:

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:

Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302


INDEPENDENT AUDITORS:

Ernst & Young LLP
5 Times Square
New York, NY 10036


COUNSEL:

Hollyer Brady Smith & Hines LLP
551 Fifth Avenue
New York, New York 10176

SAI 102

STATEMENT OF
ADDITIONAL INFORMATION                                                  __, 2003

                           THE CHINA-U.S. GROWTH FUND
================================================================================
     The China-U.S. Growth Fund (the "Fund") is a registered investment company--a mutual fund.

     This Statement of Additional Information is not a Prospectus. This document contains additional information about The China-U.S. Growth Fund and supplements information in the Fund's Prospectus. It should be read together with a Prospectus which may be obtained free of charge by writing the Fund at 111 Fifth Avenue, New York, NY 10003 or calling (800) 254-3796.

                                    CONTENTS

In General ................................................................    2
Investment Strategies and Policies ........................................    2
Net Asset Value ...........................................................   10
Purchases .................................................................   10
Redemptions ...............................................................   12
Exchanges .................................................................   14
Management ................................................................   15
Code of Ethics ............................................................   18
Taxes .....................................................................   18
Dividends .................................................................   19
Custodian and Transfer Agent ..............................................   20
Certain Shareholders ......................................................   20
Organization ..............................................................   20
Proxy Voting Policies & Procedures ........................................   21
Determination of Performance ..............................................   22
Financial Statements ......................................................   24
Appendix ..................................................................  A-1

IN GENERAL

The Fund is a diversified, open-end, management investment company.


The Fund seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund will invest primarily in equity securities, such as common or preferred stocks, of companies which the Manager, Fred Alger Management, Inc. ("Alger Management") believes will benefit from China's economic development and growth. The Fund will normally invest primarily in the U.S. and Chinese securities markets.

There is no guarantee that the Fund will achieve its objective.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings, if any, in the equity securities of companies that are economically tied to China or the United States. It may invest the remainder of its assets in equity securities, or investments of other types discussed below, that are not issued by companies economically tied to either country.

The Fund will notify shareholders of any material change in this investment policy by 60 days prior written notice.


INVESTMENT STRATEGIES AND POLICIES


CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The Prospectus discusses the investment objective of the Fund and the primary strategies to be employed to achieve the objective. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize as well as certain risks attendant to those investments, policies and strategies.

CONVERTIBLE SECURITIES
The Fund may invest in convertible securities, which are debt instruments or preferred stocks that make fixed divided or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers; declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.

U.S. GOVERNMENT OBLIGATIONS
Bills, notes, bonds, and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES
These securities are issued or guaranteed by U.S. government sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS
These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Fund will not invest in any debt security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation; and (iii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

FOREIGN BANK OBLIGATIONS
Investments by the Fund in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of with holding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

COMMERCIAL PAPER
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, the Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the credit worthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Fund would assume the role of seller/borrower in the transaction. The Fund will maintain segregated accounts consisting of cash or liquid securities that at all times are in an amount equal to its obligations under reverse repurchase agreements. The Fund will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller. Accordingly, the Fund will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets.

FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES
Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When the Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Fund will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

WARRANTS AND RIGHTS
The Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.


EQUITY-LINKED NOTES
The Fund may invest in equity-linked notes. These are notes, typically issued by financial institutions or special purpose entities, whose performance is tied to a foreign equity security or a basket or index of foreign equity securities; the principal payable at maturity is based on the current price of the linked security, basket or index. Equity-linked notes are generally subject to the risks associated with the securities of foreign issuers and with securities denominated in foreign currencies and, because they are equity-linked, may return a lower amount at maturity because of a decline in value of the linked security or securities.


RESTRICTED SECURITIES
The Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities and Exchange Commission (the "SEC") specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to Rule 144A, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

ILLIQUID SECURITIES
The Fund may invest 15% of its assets in illiquid securities, which are securities (i.e. stocks, bonds or commodities) that cannot be sold or disposed of in the ordinary course of business, within seven days, at the approximate price the Fund used to value the security when the net asset value of the Fund was calculated. An illiquid security does not have an active secondary market, is not widely traded, and is difficult to sell in the ordinary course of business at fair value. In other words, they cannot be readily converted into cash because there is no ready market. Illiquid securities may be subject to liquidity risk, which is the risk that under certain circumstances particular investments may be difficult to sell at an advantageous price. There is also the risk that the securities cannot be sold without potentially suffering a sizable loss.

SHORT SALES
The Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF FUND SECURITIES
The Fund may lend securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Alger Management or its affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. The Fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES
The Fund will normally invest a large portion of its total assets in foreign securities. For the purpose of this definition, foreign securities do not include American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States.
Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

OPTIONS
The Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements, although the Fund currently does not intend to rely on these strategies extensively, if at all.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

The Fund will not sell options that are not covered. A call option written by the Fund on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade, short-term obligations in a segregated account. A put option is "covered" if the Fund maintains cash or other high-grade, short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

In addition to options on securities, the Fund may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate portfolio securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Fund in put and call options, there can be no assurance that the Fund will succeed in any option trading program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES
If the Fund utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, the Fund may use index futures as a substitute for a comparable market position in the underlying securities. The Fund has not invested in index futures in the past.

If the Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund's securities which were the subject of the hedge. In addition, any purchase by the Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

BORROWING
The Fund may borrow from banks for temporary or emergency purposes. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. The Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

PORTFOLIO DEPOSITARY RECEIPTS
To the extent otherwise consistent with their investment policies and applicable law, the Fund may invest in Portfolio Depositary Receipts, exchange-traded shares issued by investment companies, typically unit investment trusts, holding portfolios of common stocks designed to replicate and, therefore, track the performance of various broad securities indexes or sectors of such indexes. For example, the Fund may invest in Standard & Poor's Depositary Receipts (SPDRs), issued by a unit investment trust whose portfolio tracks the S&P 500 Composite Stock Price Index, or Standard & Poor's MidCap 400 Depositary Receipts (MidCap SPDRs), similarly linked to the S&P MidCap 400 Index.


The investment restrictions numbered 1 through 11 below have been adopted by the Fund as fundamental policies, except as otherwise noted in this summary. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. The Fund's investment objective is a fundamental policy. Investment restrictions 12 and 13 may be changed by vote of a majority of the Fund's Board of Trustees at any time.


Except as otherwise noted here, the Fund is prohibited from:

1. Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

2. Borrowing money, except that (a) the Fund may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10% of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Fund may engage in transactions in reverse repurchase agreements; and (c) the Fund may borrow from banks for investment purposes in order to leverage (see "Borrowing" above). Whenever borrowings described in (a) exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300% with respect to all borrowings.

3. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10% of the value of the Fund's total assets except in connection with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

4. Issuing senior securities, except in connection with borrowings permitted under restriction 2.

5. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

6. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

7. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. government securities.

8. Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

9. Writing or selling straddles, spreads or combinations thereof.

10. Investing in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

11. Investing in commodities, except that the Fund may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of the Fund's total assets are invested in margin and premiums.

12. Investing more than 15% of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal or contractual restrictions on resale may be purchased if they are deter-mined to be liquid, and such purchases would not be subject to the 15% limit stated above. The Board of Trustees will in good faith determine the specific types of securities deemed to be liquid and the value of such securities held. The Fund will not purchase time deposits maturing in more than seven calendar days and will limit to no more than 15% of its assets its investment in time deposits maturing in excess of two business days, together with all other illiquid securities.

13. Making investments for the purpose of exercising control or management.


Except in the case of the 300% limitation set forth in Investment Restriction No. 2 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund's assets will not constitute a violation of the restriction.


PORTFOLIO TRANSACTIONS
Decisions to buy and sell securities and other financial instruments for the Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for the Fund are reviewed independently from those of the other accounts managed by Alger Management, investments of the type the Fund may make may also be made by these other accounts. When the Fund and one or more other accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc."), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Fund's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund and/or other accounts over which Alger Management or its affiliates exercise investment discretion. The Fund will consider sales of its shares as a factor in the selection of broker-dealers to execute over-the-counter transactions, subject to the requirements of best price and execution. Alger

Management's fees under its agreement with the Fund are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Fund. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, receives no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.


NET ASSET VALUE

The price of one fund share of a class is based on its "net asset value." The net asset value is computed by adding the value of the Fund's investments plus cash and other assets, deducting applicable liabilities and then dividing the result by the number of shares outstanding. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

Purchases of shares will be based upon the next net asset value calculated after your order is received in proper form. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.


The NYSE is generally open on each Monday through Friday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

The assets of the Fund are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed-income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less held by the Fund, is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


PURCHASES

Shares of the Fund are offered continuously by the Fund and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agree-ment"). Under the Distribution Agreement, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders. Each of the officers of the Fund and Zachary Karabell, a Trustee of the Fund, is an "affiliated person," as defined in the Act, of the Fund and of Alger Inc.


The Fund does not accept cash or cash alternatives for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Fund with a minimum of 100 shares of each company generally being required. The Fund believes such exchange provides a means by which holders of certain securities may invest in the Fund without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger

Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund's securities are valued each day. Shares of the Fund having an equal net asset as of the close of the same day will be registered in the investor's name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.


DISTRIBUTION PLAN
As stated in the Prospectus, in connection with the distribution activities of Alger Inc. in respect of the Fund's shares, the Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. The Rule 12b-1 fee, sometimes described as an "asset-based sales charge," allows investors to buy shares with little or no initial sales charge while allowing Alger Inc. to compensate dealers that sell shares of the Fund. Typically, Alger Inc., in its discretion or pursuant to dealer agreements, pays sales commissions of up to 5% of the amount invested in Fund shares to dealers from its own resources at the time of sale. Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses its pays. In some cases, the selling dealer is Alger Inc.

The Plan is a "reimbursement" plan under which Alger Inc. is reimbursed for its actual distribution expenses. Any contingent deferred sales charges ("CDSCs") received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Under the Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years.

Reimbursable distribution expenses covered under the Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the class Shares, such as answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the Fund; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders; costs involved in preparing, printing and distributing sales literature; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Fund deems advisable.

Distribution expenses incurred in a year in excess of CDSCs received by Alger Inc. relating to redemptions during that year and .75% of the Fund's' average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the Fund on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Fund's Board of Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward plus interest thereon.

Alger Inc. has acknowledged that payments under the Plans are subject to the approval of the Fund's Board of Trustees and that the Fund is not contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger Inc. for expenses and interest thereon incurred in a prior year.

Under its terms, the Plan remains in effect from year to year, provided such continuation is approved in each case annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). The Plan may not be amended to increase materially the amount to be spent for the services provided by Alger Inc. without the approval of shareholders of the Fund, and all material amendments to the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, by a vote of a majority of the outstanding voting securities of the Fund class, on not more than thirty days' written notice to any other party to the Plan. Alger Inc. will provide to the Board of Trustees quarterly reports of amounts expended under the Plan and the purpose for which such expenditures were made. If in any month, the costs incurred by Alger Inc. are in excess of the distribution expenses charged to the Fund, the excess may be carried forward, with interest, and sought to be paid in future periods.


SHAREHOLDER SERVICING AGREEMENT
Payments under the Shareholder Servicing Agreement are not tied exclusively to the shareholder servicing expenses actually incurred by Alger Inc. and the payments may exceed expenses actually incurred by Alger Inc. The Fund's Board of Trustees evaluates the appropriateness of the Shareholder Servicing Agreement and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Alger Inc. and the amounts it receives under the Shareholder Servicing Agreement.

EXPENSES OF THE FUND

The Fund will bear its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, the Fund may pay Alger Inc. for expenses incurred in distributing shares of the Fund and the Fund may compensate Alger Inc. for servicing shareholder accounts. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Fund while retaining the ability to be paid by the Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.


PURCHASES THROUGH PROCESSING ORGANIZATIONS

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in the Fund for shareholders who invest through a Processing Organization will be set by the Processing Organization. Processing Organizations may charge their customers a fee in connection with services offered to customers.


TELEPURCHASE PRIVILEGE

The price the shareholder will receive will be the price next computed after Alger Shareholder Services, Inc. ("Services" or the "Transfer Agent") receives the investment from the shareholder's bank, which is normally one banking day. While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in case of insufficient funds. This privilege may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or Alger Inc.


AUTOMATIC INVESTMENT PLAN

While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in the case of insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or Alger Inc. Transfers from your bank account to a fund-sponsored retirement account are considered current-year contributions. If the fifteenth day of the month falls on a weekend or a NYSE holiday, the purchase will be made on the next business day.

REDEMPTIONS


The right of redemption of shares of the Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TELEPHONE REDEMPTIONS


You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 254-3796. Redemption requests received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Shares held in any Alger retirement plan are not eligible for this service.


Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 60 days of changing your address.

The Fund, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

REDEMPTIONS IN KIND

Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

CONTINGENT DEFERRED SALES CHARGE

There is no initial sales charge on purchases of shares of the Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account to fall below the amount of purchase payments made during a six-year holding period.

For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of the Fund which result in the lowest charge, if any.


Redemptions of shares of the Fund are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) shares that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains.

WAIVERS OF SALES CHARGES

No CDSC is imposed on redemptions (1) by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended, ("ERISA") (except that a defined contribution plan that redeems all of its shares within 12 months of its initial purchase will incur a 1.00% CDSC if the dealer of record was paid a concession); (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts;
(7) on behalf of their clients by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers with which either the Fund or Alger Inc. has entered into agreements contemplating the waiver of such charges; (8) by a Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans (except that a defined contribution plan that redeems all of its shares within 12 months of its initial purchase will incur a 1.00% CDSC if the dealer of record was paid a concession); and (9) by registered representatives of broker-dealers which have entered into Selected Dealer Agreements with Alger Inc., and their spouses, children, siblings and parents.

Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70l/2); (ii) required distributions from an Individual Retirement Account ("IRA") following the attainment of age 70l/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70l/2; and
(iii) a tax-free return of an excess contribution to an IRA, and (c) systematic withdrawal payments. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 254-3796.


REINSTATEMENT PRIVILEGE

A shareholder who has redeemed shares in the Fund may reinvest all or part of the redemption proceeds in the Fund and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and letter requesting this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinstatement privilege may be exercised only once by a shareholder. Reinstatement will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.


SYSTEMATIC WITHDRAWAL PLAN

A systematic withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of the Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder's shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund.


All  dividends  and   distributions   on  shares  in  the  Withdrawal  Plan  are
automatically reinvested at net asset value in additional shares of the Fund. For additional information regarding the Withdrawal Plan, contact the Fund.

EXCHANGES


IN GENERAL

Shareholders may exchange shares of the Fund for shares of Alger Money Market Portfolio of The Alger Fund (the "Portfolio"), another mutual fund managed by Alger Management. Portfolio shares acquired in such exchanges, together with Portfolio shares acquired through reinvestment of dividends on such shares, may be exchanged for shares of the Fund. These exchanges will be effected at the respective net asset values of the Fund and Portfolio next determined after the exchange request is accepted, with no sales charge or transaction fee imposed.

Shares of the Portfolio received in an exchange will earn dividends beginning on the next business day after the exchange. Before exchanging Fund shares for Portfolio shares, an investor should carefully read the Prospectus describing the Portfolio. To obtain a Prospectus for The Alger Fund and more information about such exchanges, please call (800) 254-3796. The Fund reserves the right to terminate or modify this exchange privilege or to charge a per-exchange fee upon notice to shareholders.


For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and therefore you may realize a taxable gain or loss when you exchange shares.


You may make exchanges by telephone or in writing. You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege.

The Fund may charge a transaction fee for each exchange, although it does not intend to do so at present. You will be notified at least 60 days in advance if the Fund decides to impose this fee. The Fund reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

No CDSC would apply to an exchange of shares of the Fund for shares of Alger Money Market Portfolio, but redemptions of shares of that portfolio acquired by exchange of shares from the Fund are subject to any applicable CDSC on the same terms as the shares given in exchange. If shares of Alger Money Market Portfolio are exchanged for shares of the Fund, any later redemptions of those shares would be subject to any applicable CDSC based on the period of time since the shares given in exchange were purchased.


The following example illustrates the operation of the CDSC. Assume that on the first day of year 1 an investor purchases $1,000 of shares of the Fund. If in year 3 the shareholder redeems all the shares purchased in year 1, a charge of three percent of the current net asset value of those shares would be imposed on the redemption. The shareholder could redeem without imposition of the charge any of his or her shares of the Fund that were purchased through reinvestment of dividends and capital gains distributions as well as an amount of shares not exceeding any increase in the net asset value of the $1,000 of shares originally purchased.

Shareholders of the Fund are subject to the following terms and conditions regarding the exchange of shares of the Fund. A CDSC, if any, is assessed on redemptions of shares of the Fund and of shares of Alger Money Market Portfolio that have been acquired in exchange for shares of the Fund, based solely on the period of time the shares are retained in the Fund. Thus, the period of time shares are held in Alger Money Market Portfolio will not be counted towards the holding period described above in the calculation of a CDSC.

MANAGEMENT

TRUSTEES AND OFFICERS OF THE FUND

The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.


The Board of Trustees has one standing committee, the Audit Committee, which oversees (a) the Fund's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of the Fund's financial statements and the independent audit thereof. The members of the Committee are Lester L. Colbert, Jr. and Stephen E. O'Neil.

Information about the Trustees and officers of the Fund is set forth below. In the following tables, the term "Alger Fund Complex" refers to the Fund and the five other reg istered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his successor is duly elected; each officer's term of office is one year. The address of Ms. Sanders and Mr. Blum is 30 Montgomery Street, Jersey City, NJ 07302. The address of each of the Trustees and of Mr. Chung is c/o The China-U.S. Growth Fund, 111 Fifth Avenue, New York, NY 10003.

                                                                                                                          NUMBER OF
                                                                                                                         PORTFOLIOS
                                                                                                                        IN THE ALGER
                                                                                                                        FUND COMPLEX
                                                                                                         TRUSTEE         WHICH ARE
  NAME, AGE, POSITION WITH                                                                               AND/OR           OVERSEEN
    THE FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                            OFFICER SINCE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Zachary Karabell (35)         Vice President, Senior Economic Analyst and Futurist of Alger                2003                   1
   Chairman of the Board      Management; independent author; Formerly Research Fellow
                              at the Miller Center, University of Virginia and Visiting
                              Professor, Dartmouth College.
Hilary M. Alger, CFA (42)     Private investor; Trustee/Director of five of the six funds in the           2003                  17
   Trustee                    Alger Fund Complex; Associate Director of Development,
                              College of Arts and Sciences, University of Virginia,
                              Director of Development and Communications, Lenox Hill
                              Neighborhood House.
NON-INTERESTED TRUSTEES
Stephen E. O'Neil (70)        Attorney; Private investor since     ; Director of J.H. Halsey,              2003                  23
   Trustee                    Inc. and Brown-Forman Corporation; Trustee/Director of the
                              six funds in the Alger Fund Complex; formerly of Counsel to the law firm of Kohler & Barnes; Formerly Director of Syntro
                              Corporation.
Lester L. Colbert, Jr. (69)   Private investor; Trustee/Director of five of the six funds in               2003                  17
   Trustee                    the Alger Fund Complex. Formerly Chairman of the Board and

                              Chief Executive Officer of Xidex Corporation.

                                                                                                                          NUMBER OF
                                                                                                                         PORTFOLIOS
                                                                                                                        IN THE ALGER
                                                                                                                        FUND COMPLEX
                                                                                                         TRUSTEE         WHICH ARE
  NAME, AGE, POSITION WITH                                                                               AND/OR           OVERSEEN
    THE FUND AND ADDRESS        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                            OFFICER SINCE       BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Scobie D. Ward, CFA (xx),     Director of Ward Ferry Management, Limited. Formerly                         2003                    1
   Trustee                    Chief Investment Officer and Director of Lloyd George
                              Management;   formerly   investment   analyst  and
                              investment  manager of  Indosuez  Asia  Investment
                              Services.
OFFICERS
Dorothy G. Sanders (48)       Senior Vice President, General Counsel and Secretary of Alger                2003                 N/A
   Secretary                  Inc., General Counsel and Secretary of Associates, Alger Life
                              Insurance Agency, Inc., Alger Properties, Inc., Services,
                              Analysts Resources, Inc. and Alger Management; Secretary
                              of Fred Alger International Advisor, S.A., and the six
                              funds in the Alger Fund Complex; Formerly Senior Vice
                              President, Fleet Financial Group.

Frederick A. Blum (49)        Senior Vice President of Alger Management; Assistant Treasurer               2003                 N/A
   Treasurer                  and Assistant Secretary of the six funds in the Alger
                              Fund Complex. Senior Vice President and Treasurer of Trust.

No Trustee is a director of any public company except as may be indicated under "Principal Occupations."


No director, officer or employee of Alger Management or its affiliates receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each independent Trustee $2,000 for each meeting he attends, to a maximum of $8,000, plus travel expenses incurred for attending the meeting.

The Fund does not offer its Trustees any pension or retirement benefits. The following table provides compensation amounts expected to be paid to independent trustees for the fiscal year ending October 31, 2003.

                               COMPENSATION TABLE

                                           AGGREGATE                   TOTAL COMPENSATION
                                         COMPENSATION                        PAID TO                 NUMBER OF
                                             FROM                         TRUSTEES FROM               BOARDS ON
                                        THE CHINA-U.S.                     THE ALGER                   WHICH
            NAME OF PERSON                GROWTH FUND                     FUND COMPLEX             TRUSTEE SERVES
           ----------------            -----------------               -------------------         --------------
       Lester L. Colbert, Jr.              $2,000                            $30,000                      5
       Stephen E. O'Neil                   $2,000                            $36,000                      6
       Scobie D. Ward                            0                                 0                      1


The following table shows each Trustee's beneficial ownership, by dollar range, of equity securities of the Fund and of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1-$10,000; C = $10,000-$50,000; D = $50,000-$100,000; E = over $100,000.

None of the non-interested Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc.


                                                                              AGGREGATE EQUITY SECURITIES
                                            EQUITY SECURITIES                   OF FUNDS IN ALGER FUND
            NAME OF TRUSTEE                    OF THE FUND                    COMPLEX OVERSEEN BY TRUSTEE
       ------------------------    ------------------------------       ---------------------------------------
       Interested Trustees
       Zachary Karabell                             A                                       E
       Hilary M. Alger                              A                                       E

       Non-interested Trustees
       Lester L. Colbert, Jr.                       A                                       D
       Stephen E. O'Neil                            A                                       A
       Scobie D. Ward                               A                                      --

INVESTMENT MANAGER

Alger Management serves as investment manager to the Fund pursuant to a written agreement (the "Management Agreement").

Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Fund, provides administrative services, places orders to purchase and sell securities on behalf of the Fund and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as the Fund's broker in effecting a substantial portion of the Fund's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Fund and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

Alger Management pays the salaries of all officers who are employed by it. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset values, net income and realized capital gains or losses of the Fund. Alger Management prepares semi-annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.

Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2002, had approximately $8.43 billion under management, $5.00 billion in mutual fund accounts and $3.43 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III, who holds in excess of 25% of the outstanding voting securities of Alger Associates, Inc., may be deemed to control that company and its subsidiaries. Mr. Alger holds his shares through a limited liability company, of which he is president and majority shareholder.


The Fund pays Alger Management a management fee computed daily and paid monthly at an annual rate of 1.50% of the value of the Fund's average daily net assets.

JF International Management Inc. ("JFIM"), a registered investment adviser, acts as sub-adviser to the Fund under a written Sub-Advisory Agreement with Alger Management. Pursuant to that agreement, JFIM provides investment advisory services to the Fund with respect to that portion of the Fund's assets that is allocated to JFIM (the "Sub-Adviser Assets"), under the general supervision of Alger Management and the oversight of the Trustees of the Fund. The Agreement contemplates that at least 90% of the Sub-Adviser Assets will be invested in securities of issuers that are economically tied to China, under policies and restrictions, consistent with those of the Fund's prospectus and this Statement of Additional Information, that are set forth in the Agreement.

At their meeting called to consider the Fund's Investment Management Agreement with Alger Management, the Trustees considered the nature and quality of the services to be provided in relation to the fee paid by the Fund and the other benefits that would be received by Alger Management by virtue of its relationship with the Fund. In their deliberations, the Trustees, drawing on information in materials provided to them and the familiarity of some Trustees with Alger Management as a result of having served on other boards of funds sponsored by Alger Management (the "Other Alger Funds"), considered Alger Management's financial condition, its experience in providing investment advisory services to the Other Alger Funds, the quality and depth of its advisory and administrative personnel and other resources, the brokerage practices that it proposed to observe with respect to the Fund, and other factors generally regarded as appropriate to consider in evaluating advisory arrangements as set out in a memorandum from counsel discussing such factors. They also reviewed the proposed Investment Management Agreement itself. To consider the Agreement, the non-interested Trustees met in executive session with independent counsel. In considering the nature and quality of the services to be provided by Alger Management in relation to its fees and other benefits received, they noted that the general fund administrative services also to be provided by Alger Management under the terms of the Management Agreement could be expected to be of high quality; in this connection they noted, for example, that the services provided by Alger Management's telephone representatives for the Other Alger Funds had consistently been rated first overall among those of approximately 60 fund groups by an independent company evaluating the quality of such services, and that the most recent regulatory inspections had produced no material adverse comments on the Other Alger Funds' operations. The Trustees noted that part of the management fee would be used to compensate JFIM, an experienced investment adviser, for managing the Asian portion of the Fund's portfolio as sub-adviser. The Trustees considered the fact that, in addition to its management fees, Alger Management would benefit from its affiliate's providing a substantial portion of the brokerage for the Fund; they concluded that, even in light of this fact and of other tangible and intangible benefits that could be expected to arise from Alger Management's relationship with the Fund, the management fee paid by the Fund was fair and reasonable in relation to the services to be rendered and that the services could be expected to be of high quality.

In connection with their deliberations concerning the Agreement with Alger Management, the Trustees also considered the proposed Sub-Advisory Agreement between Alger Management and JFIM, a registered investment adviser, under which JFIM would manage the Asian portion of the Fund's portfolio. They considered the fact that JFIM has had considerable experience in managing Asian securities portfolios, is a part of a large and established investment advisory organization, and would operate under the general supervision of Alger Management. They reviewed the proposed Sub-Advisory Agreement, including the fee to be paid by Alger Management.

After considering all of the factors they deemed relevant, the Trustees, including a majority of the non-interested Trustees, determined to approve both agreements.


DISTRIBUTOR


Alger Inc., the corporate parent of Alger Management, serves as the Fund's principal underwriter, or distributor, and receives payments from the Fund under the Fund's Distribution Plan (see "Purchases--Distribution Plan") and the Shareholder Servicing Agreement (see "Purchases--Shareholder Servicing Agreement"). It also receives brokerage commissions from the Fund (see "Investment Strategies and Policies--Portfolio Transactions").

CODE OF ETHICS

The Fund, investment manager, and principal underwriter have adopted codes of ethics in compliance with Rule 17j-1 under the Act. Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can obtain a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 254-3796.


TAXES

The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.


The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, the Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, the Fund must, among other things:
(1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund's business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, the Fund may be restricted in the utilization of certain of the investment techniques described above and in the Fund's prospectus. As a regulated investment company, the Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Fund expects to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Fund expects to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.

Payments reflecting the dividend income of the Fund will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of the Fund's net investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of the Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.


If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 30% "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 30 percent backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.


Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

DIVIDENDS


Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the fund at net asset value, unless you elected in writing to have all dividends and distributions paid in cash. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC. Dividends of the Fund are declared and paid annually. Distributions of any net realized short-term and long-term capital gains earned by the Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in the Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.


CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 serves as custodian of the Fund's assets pursuant to a custodian agreement. Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement services processes purchases and redemptions of shares of the Fund, maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund. Pursuant to the transfer agency agreement, Services is compensated on a per-account and, for certain transactions, a per-transaction basis. Certain record-keeping services that would otherwise be performed by Services may be performed by other entities providing similar services to their customers who invest in the Fund. The Fund, Services, Alger Inc. or any of its affiliates may elect to enter into a contract to pay them for such services.

INDEPENDENT AUDITORS

Ernst & Young LLP serves as the Fund's independent auditor.

CERTAIN SHAREHOLDERS


At the date of this Statement of Additional Information, Fred Alger Management, Inc. owned 100% of the Fund. This shareholder may be deemed to control the Fund, which may have the effect of disproportionately diminishing the voting power of other shareholders of this Fund.

As of September 10, 2003 the Trustees and officers of the Fund, as a group, held less than 1% of the shares of the Fund.


ORGANIZATION

The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated February 14, 2003 (the "Trust Agreement").


Shares of the Fund are not divided into classes.


Although, as a Massachusetts business trust, the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.


Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights. In the interest of economy and convenience, certificates representing shares of the Fund are physically issued only upon specific written request of a shareholder.


Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940. A "diversified" investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government) to no more than 5% of the investment company's total assets. The Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.


PROXY VOTING POLICIES AND PROCEDURES

The Board of Directors of the The China-U.S. Growth Fund (the "Fund") has delegated authority to vote all proxies related to the Fund's portfolio securities to Fred Alger Management, Inc. ("Management"), the Fund's investment manager. Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Fund, and is responsible for voting proxies of securities held in the Fund. Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Management delegates its proxy voting authority for U.S. securities held in the Fund to Institutional Shareholder Services, Inc. ("ISS) a leading proxy voting service provider and registered investment adviser. Management delegates proxy voting authority for non-U.S. securities held in the Fund to JF International Management, Inc. ("JF"), the Fund's sub-adviser and registered investment adviser. ISS and JF vote proxies strictly in accordance with pre-determined proxy voting guidelines in order to minimize conflicts of interest. The pre-determined proxy voting guidelines, which are summarized below, address matters such as operations, board of directors, proxy contests, anti-takeover defenses, mergers and corporate restructuring, state of incorporation, capital structure, executive and director compensation, social and environmental issues and mutual fund proxies. ISS and JF will recuse themselves from voting proxies should they have a material conflict of interest with the company whose proxies are at issue. Management monitors ISS' and JF's proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the Fund . Further, Management has developed a Proxy Voting Committee, which makes voting determinations in the event of a conflict of interest.

Management maintains records of its proxy voting policies and procedures. Management or ISS and JF, on Management's behalf, maintain proxy statements received regarding securities held by the Fund, records of votes cast on behalf of the Fund; records of Fund requests for proxy voting information; and any documents prepared that were material to making a voting decision.

Beginning on August 31, 2004, the Fund's proxy voting record will be available upon request by calling (800) 223-3810 and/or the fund's website and on the Securities and Exchange Commission's website at http://www.sec.gov.


The following is a summary of the pre-determined voting guidelines used by Management or ISS, on Management's behalf, to vote proxies of securities held by the Fund.

OPERATIONAL ISSUES

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor's opinion is inaccurate.

BOARD OF DIRECTORS

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

PROXY CONTESTS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management's track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

ANTI-TAKEOVER DEFENSES

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

MERGERS AND CORPORATE RESTRUCTURINGS

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

STATE OF INCORPORATION

Proposals for changing a company's state of incorporation are evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating.

CAPITAL STRUCTURE

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed.

EXECUTIVE AND DIRECTOR COMPENSATION

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

SOCIAL AND ENVIRONMENTAL ISSUES

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

MUTUAL FUND PROXIES

Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.


DETERMINATION OF PERFORMANCE


The "total return" and "yield" of the Fund are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:

A. TOTAL RETURN (before taxes)--Average annual total return as described in the Prospectus is computed according to the following formula:


                                  P (1+T)n=ERV

Where:   P = a hypothetical initial payment of $1,000
         T =  average annual total return
         n = number of years
         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof).

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS--

Average annual total return after taxes on distributions is computed according to the following formula:


         P(1+T)n = ATVD
Where:   P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVD= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON
DISTRIBUTIONS AND REDEMPTION--

Average annual total return after taxes on distributions and redemption is computed according to the following formula:


         P(1+T)n = ATVDR
Where:   P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVDR= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption.

B. YIELD--Net annualized yield is computed according to the following formula:

                                       a-b
                           YIELD = 2[(----- + 1)6 - 1]

                                       cd

Where:   a = dividends and interest earned during the period.
         b = expenses accrued for the period (net of reimbursements).
         c = The average  daily number of shares  outstanding  during the period that were entitled to receive dividends.
         d = the maximum offering price per share on the last day of the period.

IN GENERAL

Current performance information for the Fund may be obtained by calling the Fund at (800) 254-3796. Quoted performance may not be indicative of future performance. The performance will depend upon factors such as its expenses and the types and maturities of securities held by the Fund.

From time to time, advertisements or reports to shareholders may compare the yield or performance of the Fund with that of other mutual funds with a similar investment objective. The performance of the Fund, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely-recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indices, such as the S&P 500 Index, the Russell 2500 Growth Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the MSCI Golden Dragon Index, the MSCI Zhong Hua Index or the S&P MidCap 400 Index. In addition, evaluations of the Fund published by nationally recognized ranking services or articles regarding performance, rankings and other Fund characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of the Fund's performance for any future period.

                              FINANCIAL STATEMENTS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of The China - U.S. Growth Fund:

We have audited the accompanying statement of assets and liabilities of The China - U.S. Growth Fund (the "Fund") as of September 5, 2003. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. Our procedures included confirmation of cash owned at September 5, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The China - U.S. Growth Fund at September 5, 2003, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
New York, New York
September 8, 2003

                           THE CHINA-U.S. GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                September 5, 2003

ASSETS
Cash                                                                    $100,000
                                                                        --------
   Total Assets                                                          100,000

LIABILITIES
Accounts Payable
Net Assets                                                              $100,000
                                                                        --------
Net Assets Consist of:
Paid-in Capital                                                         $100,000
Shares of beneficial interest outstanding                                 10,000
                                                                        --------
Net asset value, offering price per share                               $  10.00
                                                                        --------


See accompanying notes.

                           THE CHINA-U.S. GROWTH FUND
                NOTES TO THE STATEMENT OF ASSETS AND LIABILITIES
                                September 5, 2003

(1) The China-U.S. Growth Fund (the "Fund") was organized on February 14, 2003, under the laws of the Commonwealth of Massachusetts and will be registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end investment company. The Fund has had no operations other than organizational matters and the issuance of 10,000 shares of beneficial interest to Fred Alger Managements, Inc. (the "Adviser"). All offering expenses and organizational expenses, estimated to be approximately $32,000 and $42,000, respectively, will be borne directly by the Adviser.

(2) The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and related disclosures. Actual results may differ from those estimates.

(3) The Fund has entered into an Investment Advisory Agreement with the Adviser pursuant to which the Adviser will be responsible for the management of the Fund and providing the Fund with the services of persons competent to perform supervisory, administrative and clerical functions necessary to provide efficient administration of the Fund. For its services, the Adviser will receive a fee payable monthly at an annual rate of 1.50% based on the Fund's average daily net assets.

(4) The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, as such, will not be subject to federal income taxes to the extent that it distributes substantially all taxable income each year.

(5) The authorized capital of the Fund consists of an unlimited number of shares of beneficial interest having a par value of $.001 per share.

Appendix

    Description of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") and Duff and Phelps, Inc. ("Duff").

COMMERCIAL PAPER AND SHORT-TERM RATINGS

    The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

    The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

BOND AND LONG-TERM RATINGS

    Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

    Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are con-

APPENDIX
(continued)

sidered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-l are judged by Duff to be of the highest credit quality with negligible risk factors, only slightly more than U.S. Treasury debt. Bonds rated Duff-2, -3 and -4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

                                     PART C
                                OTHER INFORMATION

Item 23.          Exhibits


Exhibit No.       Description of Exhibit


(a-1)             Agreement and Declaration of Trust (1)


(a-2)             Certificate of Amendment


(b)               By-laws of Registrant (1)

(c)               See Exhibits (a-1) and (b)


(d-2)             Sub-Advisory Agreement

(e-1)             Distribution Agreement

(e-2)             Form of Selected Dealer Agreement

(g)               Custody Agreement

(i-1)             Opinion and Consent of Sullivan & Worcester


(j)               Consent of Ernst & Young LLP

(m)               Rule 12b-1 Plan






(p-3)             Code of Ethics of JF International Management, Inc.

(POWATT)          Powers of Attorney


-----------------
(1) Incorporated by reference to the Fund's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (the "SEC") on February 18, 2003.




Item 24.  Persons Controlled by or Under Common Control with Registrant

                                      None.

Item 25.   Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise[hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined , in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

     (a) Fred Alger Management, Inc.

     The business of Alger Management is summarized under "Management and Organization - Manager" in the prospectus constituting Part A of this Registration Statement. The business and other connections of the officers and directors of Alger Management are listed in its Form ADV as currently on file (SEC File No. 801-06709).

     (b) JF International Management Inc. (JFIM)

     The business of JFIM is summarized under "Management and Organization - Manager" in the prospectus constituting Part A of this Registration Statement. The business and other connections of the officers and directors of JFIM are listed in its Form ADV as currently on file (SEC File No. 801-41622).

Item 27. Principal Underwriter.

     Fred Alger and Company, Incorporated ("FACI") acts as principal underwriter for the Registrant and for Spectra Fund, The Alger Fund, The Alger Institutional Fund and The Alger American Fund. The information required by this Item 27 with respect to each director and officer of FACI is set forth in Schedule A of its Form BD (SEC File No. 8-6423).

Item 28. Location of Accounts and records


     The accounts and records of the Registrant are maintained by Mr.  Frederick
A. Blum, Fred Alger Management, Inc., 30 Montgomery Street, Jersey City, NJ 07302, except that certain books and records with respect to securities transactions effected by the Registrant's sub-adviser required to be maintained in accordance with Section 31(a) of the Investment Company Act and the rules thereunder are maintained by JF International Management Inc., 21st Floor, Chater House, 8 Connaught Road Central, Hong Kong.


Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 10th day of September 2003.




                                              THE CHINA-U.S. GROWTH FUND


                                              By: /s/ Dan C. Chung*
                                                  ------------------------------
                                                      Dan C. Chung, President



     Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Dan C. Chung*               President                    September 10, 2003
--------------------------
Dan C. Chung


/s/ Frederick A. Blum           Treasurer                    September 10, 2003
--------------------------      (Chief Financial and
Frederick A. Blum               Accounting Officer)


/s/ Hilary M. Alger*            Trustee                      September 10, 2003
--------------------------
Hilary M. Alger


/s/ Lester L. Colbert, Jr.*     Trustee                      September 10, 2003
--------------------------
Lester L. Colbert, Jr.


/s/ Zachary Karabell*           Trustee                      September 10, 2003
--------------------------
Zachary Karabell

/s/ Stephen E. O'Neil*          Trustee                      September 10, 2003
--------------------------
Stephen E. O'Neil

                                Trustee
--------------------------
Scobie D. Ward


*By: /s/ Frederick A. Blum
     ---------------------
     Frederick A. Blum
     Attorney-in-fact

                                 EXHIBIT INDEX


Exhibit No.       Description of Exhibit


(a-2)             Certificate of Amendment


(c)               See Exhibits (a-1) and (b)


(d-2)             Sub-Advisory Agreement

(e-1)             Distribution Agreement

(e-2)             Form of Selected Dealer Agreement

(g)               Custody Agreement

(i-1)             Opinion and Consent of Sullivan & Worcester


(j)               Consent of Ernst & Young LLP




(m)               Rule 12b-1 Plan





(p-3)             Code of Ethics of JF International Management, Inc.

(POWATT)          Powers of Attorney